Multi-Manager Value Strategies Fund
Third Quarter Report
February 28, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Multi-Manager Value Strategies Fund, February 28, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.0%
Issuer	Shares	Value ($)
Communication Services 3.9%
Diversified Telecommunication Services 1.5%
AT&T, Inc.	1,901,600	52,122,856
GCI Liberty, Inc. Escrow(a),(b),(c)	8,656	0
Verizon Communications, Inc.	544,477	23,466,959
Total		75,589,815
Entertainment 0.8%
Electronic Arts, Inc.	30,617	3,953,267
Liberty Media Corp.-Liberty Formula One, Class A(b)	2,700	240,624
Liberty Media Corp.-Liberty Formula One, Class C(b)	19,032	1,835,255
Sphere Entertainment Co.(b)	476	20,768
Take-Two Interactive Software, Inc.(b)	16,357	3,467,357
Walt Disney Co. (The)	227,196	25,854,905
Warner Bros Discovery, Inc.(b)	215,876	2,473,939
Total		37,846,115
Interactive Media & Services 0.0%
Meta Platforms, Inc., Class A	1,014	677,555
Media 1.2%
Charter Communications, Inc., Class A(b)	4,024	1,463,006
Comcast Corp., Class A	1,152,956	41,368,061
Fox Corp., Class A	40,759	2,347,718
Fox Corp., Class B	40,679	2,199,513
Interpublic Group of Companies, Inc. (The)	93,816	2,570,558
Liberty Broadband Corp., Class A(b)	2,117	172,599
Liberty Broadband Corp., Class C(b)	15,540	1,278,320
News Corp., Class A	36,388	1,041,425
News Corp., Class B	21,231	685,337
Omnicom Group, Inc.	20,621	1,706,594
Paramount Global, Class A	3,915	88,675
Paramount Global, Class B	81,905	930,441
Sirius XM Holdings, Inc.	33,725	815,808
Total		56,668,055
Wireless Telecommunication Services 0.4%
T-Mobile US, Inc.	66,609	17,963,781
Total Communication Services		188,745,321
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 7.8%
Automobile Components 0.2%
Aptiv PLC(b)	51,239	3,336,684
Autoliv, Inc.	16,495	1,605,788
BorgWarner, Inc.	71,551	2,130,073
Gentex Corp.	35,624	866,376
Lear Corp.	14,315	1,345,467
Phinia, Inc.	154	7,594
Total		9,291,982
Automobiles 1.3%
Ford Motor Co.	1,007,292	9,619,638
General Motors Co.	1,148,959	56,448,356
Total		66,067,994
Broadline Retail 0.8%
Amazon.com, Inc.(b)	114,651	24,338,114
eBay, Inc.	207,602	13,440,154
Total		37,778,268
Distributors 0.2%
Genuine Parts Co.	58,387	7,291,368
LKQ Corp.	92,820	3,916,076
Total		11,207,444
Hotels, Restaurants & Leisure 1.2%
Aramark	45,023	1,668,102
Caesars Entertainment, Inc.(b)	15,638	519,494
Carnival Corp.(b)	82,308	1,969,631
Hyatt Hotels Corp., Class A	4,322	609,186
McDonald’s Corp.	78,171	24,102,464
MGM Resorts International(b)	82,729	2,875,660
Royal Caribbean Cruises Ltd.	4,455	1,096,376
Starbucks Corp.	227,564	26,354,187
Total		59,195,100
Household Durables 1.0%
D.R. Horton, Inc.	60,891	7,721,588
Garmin Ltd.	22,693	5,195,108
Lennar Corp., Class A	46,868	5,606,819
Lennar Corp., Class B	6,131	709,357

Multi-Manager Value Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Value Strategies Fund, February 28, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
NVR, Inc.(b)	2,523	18,280,598
PulteGroup, Inc.	71,672	7,402,284
Toll Brothers, Inc.	9,780	1,091,839
TopBuild Corp.(b)	909	278,509
Whirlpool Corp.	19,031	1,937,165
Total		48,223,267
Specialty Retail 2.4%
Best Buy Co., Inc.	7,996	718,920
CarMax, Inc.(b)	515,060	42,734,528
Dick’s Sporting Goods, Inc.	1,132	254,813
Home Depot, Inc. (The)	134,127	53,194,768
Lithia Motors, Inc., Class A	3,067	1,056,398
Penske Automotive Group, Inc.	8,726	1,472,338
TJX Companies, Inc. (The)	122,785	15,318,657
Total		114,750,422
Textiles, Apparel & Luxury Goods 0.7%
Capri Holdings Ltd.(b)	1,180	25,936
lululemon athletica, Inc.(b)	85,943	31,421,620
Ralph Lauren Corp.	6,915	1,874,933
Tapestry, Inc.	15,420	1,317,177
Total		34,639,666
Total Consumer Discretionary		381,154,143
Consumer Staples 7.5%
Beverages 0.8%
Coca-Cola Co. (The)	267,296	19,034,148
Constellation Brands, Inc., Class A	34,445	6,045,098
Keurig Dr. Pepper, Inc.	156,279	5,238,472
Molson Coors Beverage Co., Class B	26,873	1,647,046
PepsiCo, Inc.	57,698	8,854,912
Total		40,819,676
Consumer Staples Distribution & Retail 3.1%
Albertsons Companies, Inc., Class A	16,463	346,381
Casey’s General Stores, Inc.	3,258	1,349,496
Dollar General Corp.	7,533	558,798
Dollar Tree, Inc.(b)	53,524	3,899,759
Kroger Co. (The)	191,771	12,430,596
Performance Food Group, Inc.(b)	15,921	1,355,514
Sysco Corp.	644,229	48,665,059
Common Stocks (continued)
Issuer	Shares	Value ($)
Target Corp.	255,794	31,779,847
U.S. Foods Holding Corp.(b)	50,755	3,638,118
Walgreens Boots Alliance, Inc.	57,994	619,376
Walmart, Inc.	457,451	45,109,243
Total		149,752,187
Food Products 1.7%
Archer-Daniels-Midland Co.	40,369	1,905,417
Bunge Global SA	39,485	2,929,392
Campbell Soup Co.	27,033	1,082,942
ConAgra Foods, Inc.	51,172	1,306,933
Darling Ingredients, Inc.(b)	9,352	337,514
General Mills, Inc.	716,835	43,454,538
Hormel Foods Corp.	47,822	1,369,144
Ingredion, Inc.	349	45,583
JM Smucker Co. (The)	15,942	1,762,069
Kraft Heinz Co. (The)	54,974	1,688,251
McCormick & Co., Inc.	6,540	540,269
Mondelez International, Inc., Class A	411,892	26,455,823
Pilgrim’s Pride Corp.(b)	284	15,447
Tyson Foods, Inc., Class A	23,893	1,465,597
Total		84,358,919
Household Products 1.7%
Church & Dwight Co., Inc.	3,764	418,557
Colgate-Palmolive Co.	504,122	45,960,803
Procter & Gamble Co. (The)	194,887	33,879,156
Total		80,258,516
Personal Care Products 0.2%
BellRing Brands, Inc.(b)	8,344	611,448
Coty, Inc., Class A(b)	9,303	52,934
Kenvue, Inc.	346,842	8,185,471
Total		8,849,853
Total Consumer Staples		364,039,151
Multi-Manager Value Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Value Strategies Fund, February 28, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 8.5%
Energy Equipment & Services 0.4%
Baker Hughes Co.	247,758	11,047,529
Halliburton Co.	108,497	2,861,066
Schlumberger NV	61,990	2,582,503
TechnipFMC PLC	48,738	1,434,847
Total		17,925,945
Oil, Gas & Consumable Fuels 8.1%
Chevron Corp.	407,343	64,612,747
ConocoPhillips Co.	875,446	86,800,471
Coterra Energy, Inc.	163,154	4,403,527
Devon Energy Corp.	152,815	5,534,959
Diamondback Energy, Inc.	263,794	41,932,694
EOG Resources, Inc.	183,847	23,337,538
EQT Corp.	52,237	2,516,256
Expand Energy Corp.	18,472	1,826,511
Exxon Mobil Corp.	878,757	97,832,017
Hess Corp.	18,410	2,741,986
HF Sinclair Corp.	18,010	635,213
Kinder Morgan, Inc.	88,782	2,405,992
Marathon Petroleum Corp.	66,054	9,919,990
Occidental Petroleum Corp.	93,192	4,551,497
ONEOK, Inc.	69,054	6,932,331
Ovintiv, Inc.	40,031	1,739,747
Phillips 66	70,877	9,192,038
Valero Energy Corp.	180,682	23,620,558
Williams Companies, Inc. (The)	104,823	6,098,602
Total		396,634,674
Total Energy		414,560,619
Financials 23.6%
Banks 7.9%
Bank of America Corp.	2,172,881	100,169,814
Citigroup, Inc.	84,148	6,727,633
Citizens Financial Group, Inc.	38,281	1,752,121
East West Bancorp, Inc.	8,684	820,030
Fifth Third Bancorp	117,311	5,099,509
First Citizens BancShares Inc., Class A	2,271	4,651,144
First Horizon Corp.	7,895	170,058
Common Stocks (continued)
Issuer	Shares	Value ($)
Huntington Bancshares, Inc.	124,865	2,056,527
JPMorgan Chase & Co.	553,541	146,494,626
KeyCorp	1,639,104	28,389,281
M&T Bank Corp.	14,475	2,775,147
PNC Financial Services Group, Inc. (The)	108,870	20,894,331
Prosperity Bancshares, Inc.	622	47,745
Regions Financial Corp.	77,253	1,831,669
Truist Financial Corp.	57,252	2,653,630
U.S. Bancorp	135,686	6,363,673
Webster Financial Corp.	7,806	439,634
Wells Fargo & Co.	644,779	50,499,091
Zions Bancorp	3,407	184,114
Total		382,019,777
Capital Markets 3.5%
Bank of New York Mellon Corp. (The)	293,106	26,071,779
Blackrock, Inc.	21,403	20,927,425
Blackstone, Inc.	43,986	7,088,784
Carlyle Group, Inc. (The)	18,356	914,863
Charles Schwab Corp. (The)	29,051	2,310,426
CME Group, Inc.	83,078	21,082,704
Franklin Resources, Inc.	61,397	1,243,289
Goldman Sachs Group, Inc. (The)	28,134	17,507,507
Intercontinental Exchange, Inc.	13,355	2,313,487
Invesco Ltd.	14,455	251,372
Jefferies Financial Group, Inc.	13,256	877,547
Morgan Stanley	267,504	35,607,457
Nasdaq, Inc.	260,294	21,547,137
Northern Trust Corp.	16,119	1,776,636
Raymond James Financial, Inc.	42,850	6,627,610
State Street Corp.	27,191	2,698,163
T. Rowe Price Group, Inc.	25,762	2,723,559
Total		171,569,745
Consumer Finance 1.3%
Ally Financial, Inc.	88,147	3,270,254
Capital One Financial Corp.	195,139	39,135,127
Discover Financial Services	59,532	11,620,051
Synchrony Financial	103,458	6,277,831
Total		60,303,263

Multi-Manager Value Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Value Strategies Fund, February 28, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financial Services 3.8%
Apollo Global Management, Inc.	5,640	841,883
Berkshire Hathaway, Inc., Class B(b)	232,265	119,344,725
Block, Inc., Class A(b)	24,653	1,609,841
Corebridge Financial, Inc.	36,171	1,254,410
Equitable Holdings, Inc.	219	12,049
Fidelity National Information Services, Inc.	111,786	7,950,220
Fiserv, Inc.(b)	42,197	9,945,411
Global Payments, Inc.	21,012	2,212,143
PayPal Holdings, Inc.(b)	18,370	1,305,189
Visa, Inc., Class A	113,783	41,270,232
Total		185,746,103
Insurance 7.1%
Aflac, Inc.	48,504	5,309,733
Allstate Corp. (The)	44,206	8,803,625
American Financial Group, Inc.	1,243	156,966
American International Group, Inc.	1,124,370	93,255,248
Aon PLC, Class A	111,997	45,820,213
Arch Capital Group Ltd.	64,584	6,000,499
Assurant, Inc.	6,544	1,360,432
Axis Capital Holdings Ltd.	98	9,494
Chubb Ltd.	125,666	35,875,130
Cincinnati Financial Corp.	12,916	1,909,114
Everest Group Ltd.	5,017	1,772,105
F&G Annuities & Life, Inc.	5,189	220,948
Fidelity National Financial, Inc.	64,877	4,186,513
Globe Life, Inc.	18,240	2,324,323
Hartford Insurance Group, Inc. (The)	251,005	29,688,871
Loews Corp.	18,450	1,599,062
Markel Group, Inc.(b)	1,745	3,373,853
Marsh & McLennan Companies, Inc.	111,012	26,403,094
MetLife, Inc.	542,215	46,728,089
Old Republic International Corp.	20,324	782,677
Principal Financial Group, Inc.	18,915	1,684,192
Prudential Financial, Inc.	68,911	7,931,656
Reinsurance Group of America, Inc.	876	177,556
RenaissanceRe Holdings Ltd.	735	174,651
Travelers Companies, Inc. (The)	57,747	14,927,022
Unum Group	4,025	331,217
Common Stocks (continued)
Issuer	Shares	Value ($)
Willis Towers Watson PLC	10,957	3,721,545
WR Berkley Corp.	37,080	2,339,006
Total		346,866,834
Total Financials		1,146,505,722
Health Care 14.2%
Biotechnology 1.3%
AbbVie, Inc.	165,871	34,672,015
Biogen, Inc.(b)	25,021	3,515,450
BioMarin Pharmaceutical, Inc.(b)	7,479	532,206
Gilead Sciences, Inc.	133,003	15,203,573
Incyte Corp.(b)	1,345	98,857
Moderna, Inc.(b)	32,456	1,004,838
Regeneron Pharmaceuticals, Inc.	7,883	5,508,167
United Therapeutics Corp.(b)	5,531	1,770,197
Vertex Pharmaceuticals, Inc.(b)	1,230	590,142
Total		62,895,445
Health Care Equipment & Supplies 4.8%
Abbott Laboratories	820,063	113,176,894
Baxter International, Inc.	46,507	1,604,956
Becton Dickinson & Co.	210,617	47,500,452
Boston Scientific Corp.(b)	37,401	3,881,850
Cooper Cos, Inc. (The)(b)	8,134	735,151
Edwards Lifesciences Corp.(b)	53,814	3,854,159
GE HealthCare Technologies, Inc.	112,768	9,850,285
Hologic, Inc.(b)	37,056	2,348,980
Medtronic PLC	480,083	44,177,238
Solventum Corp.(b)	1,661	132,465
STERIS PLC	14,388	3,154,713
Teleflex, Inc.	2,191	290,855
Zimmer Biomet Holdings, Inc.	30,426	3,174,040
Total		233,882,038
Health Care Providers & Services 4.0%
Centene Corp.(b)	41,982	2,441,673
Cigna Group (The)	35,926	11,095,745
CVS Health Corp.	111,209	7,308,655
Elevance Health, Inc.	30,590	12,140,559
HCA Healthcare, Inc.	109,640	33,582,732
Henry Schein, Inc.(b)	38,024	2,744,192
Multi-Manager Value Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Value Strategies Fund, February 28, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Humana, Inc.	17,223	4,657,444
Labcorp Holdings, Inc.	174,093	43,704,307
McKesson Corp.	5,309	3,399,140
Molina Healthcare, Inc.(b)	5,131	1,545,047
Quest Diagnostics, Inc.	30,318	5,241,982
Tenet Healthcare Corp.(b)	4,685	593,074
UnitedHealth Group, Inc.	132,387	62,878,530
Universal Health Services, Inc., Class B	22,129	3,878,107
Total		195,211,187
Life Sciences Tools & Services 0.6%
Avantor, Inc.(b)	65,414	1,092,414
Bio-Rad Laboratories, Inc., Class A(b)	2,694	714,341
Charles River Laboratories International, Inc.(b)	7,719	1,276,028
Danaher Corp.	27,610	5,736,254
IQVIA Holdings, Inc.(b)	15,950	3,011,360
Revvity, Inc.	13,485	1,512,343
Thermo Fisher Scientific, Inc.	27,337	14,460,179
Total		27,802,919
Pharmaceuticals 3.5%
Bristol-Myers Squibb Co.	539,434	32,161,055
Jazz Pharmaceuticals PLC(b)	11,725	1,682,889
Johnson & Johnson	415,916	68,634,459
Merck & Co., Inc.	199,589	18,412,085
Pfizer, Inc.	1,914,110	50,589,927
Viatris, Inc.	112,443	1,037,849
Total		172,518,264
Total Health Care		692,309,853
Industrials 13.7%
Aerospace & Defense 1.6%
General Dynamics Corp.	42,996	10,860,790
General Electric Co.	3,394	702,490
Howmet Aerospace, Inc.	8,712	1,190,059
Huntington Ingalls Industries, Inc.	5,304	931,276
L3Harris Technologies, Inc.	134,570	27,736,223
Northrop Grumman Corp.	43,443	20,059,371
RTX Corp.	116,182	15,451,044
Textron, Inc.	40,552	3,030,451
Total		79,961,704
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 0.2%
FedEx Corp.	33,656	8,848,162
GXO Logistics, Inc.(b)	4,440	175,025
Total		9,023,187
Building Products 1.2%
Builders FirstSource, Inc.(b)	182,198	25,323,700
Carlisle Companies, Inc.	8,175	2,785,713
Carrier Global Corp.	67,370	4,365,576
Fortune Brands Innovations, Inc.	29,167	1,887,688
Johnson Controls International PLC	57,818	4,952,690
Owens Corning	22,803	3,512,574
Trane Technologies PLC	43,103	15,245,531
Total		58,073,472
Commercial Services & Supplies 1.4%
Clean Harbors, Inc.(b)	913	194,971
Republic Services, Inc.	40,695	9,645,529
Veralto Corp.	8,204	818,431
Waste Management, Inc.	259,901	60,499,755
Total		71,158,686
Construction & Engineering 0.2%
AECOM	24,561	2,457,328
Arcosa, Inc.	165	13,840
EMCOR Group, Inc.	2,023	827,225
Quanta Services, Inc.	31,670	8,222,482
Total		11,520,875
Electrical Equipment 1.1%
Acuity Brands, Inc.	34	10,102
AMETEK, Inc.	35,667	6,751,763
Eaton Corp. PLC	55,863	16,385,735
Emerson Electric Co.	23,942	2,911,587
GE Vernova, Inc.	3,041	1,019,282
Hubbell, Inc.	361	134,144
NEXTracker, Inc., Class A(b)	14,242	626,933
nVent Electric PLC	5,281	318,656
Regal Rexnord Corp.	181,108	23,435,375
Sensata Technologies Holding	5,647	162,916
Total		51,756,493

Multi-Manager Value Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Value Strategies Fund, February 28, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 1.8%
CSX Corp.	479,726	15,356,029
JB Hunt Transport Services, Inc.	6,779	1,092,707
Knight-Swift Transportation Holdings, Inc.	7,444	375,476
Norfolk Southern Corp.	42,479	10,439,214
U-Haul Holding Co.(b)	4,843	335,378
U-Haul Holding Co.	47,355	2,914,700
Union Pacific Corp.	233,485	57,598,415
Total		88,111,919
Industrial Conglomerates 0.5%
3M Co.	4,757	737,906
Honeywell International, Inc.	103,196	21,969,396
Total		22,707,302
Machinery 3.7%
AGCO Corp.	21,789	2,112,879
Caterpillar, Inc.	68,439	23,539,594
CNH Industrial NV	46,809	602,900
Cummins, Inc.	42,994	15,829,531
Deere & Co.	69,675	33,499,043
Dover Corp.	28,141	5,593,586
Fortive Corp.	30,813	2,450,866
Graco, Inc.	737	64,171
IDEX Corp.	4,101	796,947
Illinois Tool Works, Inc.	53,792	14,200,012
Ingersoll Rand, Inc.	67,147	5,692,723
Nordson Corp.	802	168,653
Otis Worldwide Corp.	54,838	5,471,736
PACCAR, Inc.	116,982	12,545,150
Parker-Hannifin Corp.	59,796	39,974,224
Pentair PLC	35,344	3,329,405
Snap-On, Inc.	13,979	4,769,215
Stanley Black & Decker, Inc.	14,745	1,275,885
Westinghouse Air Brake Technologies Corp.	25,049	4,643,083
Xylem, Inc.	17,414	2,279,318
Total		178,838,921
Common Stocks (continued)
Issuer	Shares	Value ($)
Passenger Airlines 0.4%
Delta Air Lines, Inc.	171,668	10,320,680
Southwest Airlines Co.	49,623	1,541,291
United Airlines Holdings, Inc.(b)	88,458	8,298,245
Total		20,160,216
Professional Services 1.4%
Amentum Holdings, Inc.(b)	17,527	344,230
Automatic Data Processing, Inc.	68,073	21,455,248
Concentrix Corp.	3,614	163,208
Jacobs Solutions, Inc.	12,504	1,601,888
Leidos Holdings, Inc.	19,079	2,479,698
SS&C Technologies Holdings, Inc.	442,423	39,397,768
TransUnion	17,910	1,655,421
Total		67,097,461
Trading Companies & Distributors 0.2%
United Rentals, Inc.	14,139	9,081,763
WESCO International, Inc.	3,671	662,505
Total		9,744,268
Total Industrials		668,154,504
Information Technology 9.4%
Communications Equipment 1.4%
Cisco Systems, Inc.	1,018,017	65,265,070
F5, Inc.(b)	3,013	881,091
Juniper Networks, Inc.	44,440	1,608,728
Total		67,754,889
Electronic Equipment, Instruments & Components 0.6%
Arrow Electronics, Inc.(b)	4,781	516,683
Avnet, Inc.	268	13,545
Corning, Inc.	162,319	8,140,298
Flex Ltd.(b)	81,764	3,098,038
IPG Photonics Corp.(b)	223	12,976
Jabil, Inc.	4,225	654,537
Keysight Technologies, Inc.(b)	10,794	1,721,967
TD SYNNEX Corp.	5,786	795,517
TE Connectivity PLC	81,139	12,497,840
Teledyne Technologies, Inc.(b)	4,085	2,103,857
Multi-Manager Value Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Value Strategies Fund, February 28, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trimble Navigation Ltd.(b)	900	64,782
Zebra Technologies Corp., Class A(b)	2,449	771,557
Total		30,391,597
IT Services 1.7%
Accenture PLC, Class A	115,680	40,314,480
Akamai Technologies, Inc.(b)	28,159	2,271,868
Amdocs Ltd.	31,789	2,773,590
Cognizant Technology Solutions Corp., Class A	130,188	10,848,566
EPAM Systems, Inc.(b)	1,447	298,285
International Business Machines Corp.	100,896	25,470,186
Kyndryl Holdings, Inc.(b)	3,420	130,234
Okta, Inc.(b)	1,104	99,901
Twilio, Inc., Class A(b)	1,217	145,955
Total		82,353,065
Semiconductors & Semiconductor Equipment 3.8%
Advanced Micro Devices, Inc.(b)	62,567	6,247,941
Analog Devices, Inc.	126,110	29,012,867
Broadcom, Inc.	137,015	27,324,901
First Solar, Inc.(b)	16,375	2,229,948
GlobalFoundries, Inc.(b)	4,926	190,981
Intel Corp.	184,920	4,388,152
KLA Corp.	17,998	12,757,702
Lam Research Corp.	160,572	12,322,295
Marvell Technology, Inc.	22,645	2,079,264
Microchip Technology, Inc.	649	38,200
Micron Technology, Inc.	95,670	8,957,582
ON Semiconductor Corp.(b)	100,779	4,741,652
Qorvo, Inc.(b)	14,142	1,027,982
QUALCOMM, Inc.	41,131	6,464,559
Skyworks Solutions, Inc.	29,586	1,972,203
Texas Instruments, Inc.	342,294	67,086,201
Total		186,842,430
Software 1.7%
Dolby Laboratories, Inc., Class A	659	53,781
Microsoft Corp.	112,365	44,607,781
Roper Technologies, Inc.	3,927	2,295,332
Salesforce, Inc.	123,951	36,918,805
Total		83,875,699
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.2%
Hewlett Packard Enterprise Co.	229,820	4,552,734
HP, Inc.	37,320	1,152,068
Sandisk Corp.(b)	10,410	487,693
Western Digital Corp.(b)	31,229	1,528,035
Total		7,720,530
Total Information Technology		458,938,210
Materials 5.4%
Chemicals 1.9%
Air Products & Chemicals, Inc.	20,170	6,376,745
Albemarle Corp.	21,671	1,669,317
Celanese Corp., Class A	14,700	748,818
CF Industries Holdings, Inc.	46,117	3,736,399
Corteva, Inc.	54,866	3,455,461
Dow, Inc.	179,947	6,857,780
DuPont de Nemours, Inc.	35,490	2,902,017
Eastman Chemical Co.	38,099	3,727,987
FMC Corp.	1,431	52,804
International Flavors & Fragrances, Inc.	22,076	1,806,038
Linde PLC	73,362	34,263,722
LyondellBasell Industries NV, Class A	86,065	6,612,374
Mosaic Co. (The)	78,129	1,868,846
PPG Industries, Inc.	124,472	14,092,720
Westlake Corp.	13,069	1,467,649
Total		89,638,677
Construction Materials 1.4%
CRH PLC	39,960	4,096,699
Ferguson Enterprises, Inc.	161,402	28,648,855
Martin Marietta Materials, Inc.	61,983	29,946,466
Vulcan Materials Co.	26,657	6,592,543
Total		69,284,563
Containers & Packaging 1.1%
Amcor PLC	187,657	1,899,089
Avery Dennison Corp.	31,154	5,856,017
Ball Corp.	53,776	2,833,458
Crown Holdings, Inc.	9,370	839,833
International Paper Co.	473,258	26,668,088
Packaging Corp. of America	54,607	11,636,206

Multi-Manager Value Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Value Strategies Fund, February 28, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Smurfit WestRock PLC	37,102	1,931,901
Sonoco Products Co.	212	10,138
Total		51,674,730
Metals & Mining 1.0%
Cleveland-Cliffs, Inc.(b)	63,354	686,757
Freeport-McMoRan, Inc.	588,925	21,737,222
Newmont Corp.	137,619	5,895,598
Nucor Corp.	91,438	12,569,982
Reliance, Inc.	9,976	2,964,468
Royal Gold, Inc.	389	57,183
Steel Dynamics, Inc.	39,811	5,377,272
Total		49,288,482
Total Materials		259,886,452
Real Estate 2.0%
Industrial REITs 0.2%
Prologis, Inc.	57,294	7,099,872
Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A(b)	40,232	5,710,530
CoStar Group, Inc.(b)	6,863	523,304
Jones Lang LaSalle, Inc.(b)	12,075	3,283,072
Zillow Group, Inc., Class C(b)	10,447	800,867
Total		10,317,773
Residential REITs 0.2%
AvalonBay Communities, Inc.	32,263	7,297,245
Specialized REITs 1.4%
Extra Space Storage, Inc.	171,356	26,142,071
Millrose Properties, Inc.(b)	9,031	206,460
Public Storage	20,149	6,117,640
SBA Communications Corp.	173,273	37,756,187
Total		70,222,358
Total Real Estate		94,937,248
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.0%
Electric Utilities 1.0%
American Electric Power Co., Inc.	97,250	10,313,362
Entergy Corp.	171,183	14,945,988
NextEra Energy, Inc.	93,576	6,566,228
NRG Energy, Inc.	26,396	2,790,321
Southern Co. (The)	170,310	15,292,135
Total		49,908,034
Independent Power and Renewable Electricity Producers 0.0%
Vistra Corp.	13,387	1,789,307
Multi-Utilities 1.0%
Ameren Corp.	77,299	7,850,486
CMS Energy Corp.	84,610	6,180,761
Dominion Energy, Inc.	220,399	12,478,991
DTE Energy Co.	37,254	4,980,860
Public Service Enterprise Group, Inc.	80,259	6,513,018
WEC Energy Group, Inc.	78,964	8,424,669
Total		46,428,785
Total Utilities		98,126,126
Total Common Stocks (Cost $3,695,379,953)		4,767,357,349

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.479%(d),(e)	81,193,105	81,184,986
Total Money Market Funds (Cost $81,176,796)		81,184,986
Total Investments in Securities (Cost: $3,776,556,749)		4,848,542,335
Other Assets & Liabilities, Net		15,237,991
Net Assets		4,863,780,326
Notes to Portfolio of Investments
(a)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2025, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at February 28, 2025.
Multi-Manager Value Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Value Strategies Fund, February 28, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(e)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.479%
	107,104,326	494,105,212	(520,029,497)	4,945	81,184,986	7,149	4,255,950	81,193,105
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Multi-Manager Value Strategies Fund  | 2025

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT116_05_R01_(04/25)